CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash and cash equivalents	$ 941,311	$ 1,363,548
Accounts receivable, net	409,809	416,979
Other current assets	97,913	105,619
Current assets of discontinued operations	95,716	598,890
Total current assets	1,544,749	2,485,036
Buildings, land, equipment, leasehold improvements and capitalized software, net	284,394	310,184
Goodwill	1,508,030	1,502,406
Intangible assets, net of accumulated amortization	394,381	479,088
Investment in MGM Resorts International	2,401,858	2,242,672
Long-term investments	409,240	438,534
Other non-current assets	222,870	319,135
Non-current assets of discontinued operations	429,395	1,967,856
TOTAL ASSETS	7,194,917	9,744,911
LIABILITIES:
Current portion of long-term debt	24,500	35,000
Accounts payable, trade	29,859	35,601
Deferred revenue	19,026	20,252
Accrued expenses and other current liabilities	391,368	422,309
Current liabilities of discontinued operations	96,114	373,030
Total current liabilities	560,867	886,192
Long-term debt, net	1,401,324	1,435,007
Deferred income taxes	208,624	204,304
Other long-term liabilities	226,422	367,492
Non-current liabilities of discontinued operations	8,657	547,528
Redeemable noncontrolling interests	25,264	25,415
Commitments and contingencies
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	5,959,692	6,380,700
Accumulated deficit	(643,000)	(538,974)
Accumulated other comprehensive loss	(11,842)	(11,396)
Treasury stock, 12,026 and 4,350 shares at December 31, 2025 and 2024, respectively	(571,032)	(252,441)
Total People Incorporated shareholders’ equity	4,733,827	5,577,898
Noncontrolling interests	29,932	701,075
Total shareholders’ equity	4,763,759	6,278,973
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	7,194,917	9,744,911
Common Stock, $0.0001 par value; authorized 1,600,000 shares; 83,581 and 84,831 shares issued and 71,555 and 80,481 shares outstanding at December 31, 2025 and 2024, respectively
SHAREHOLDERS’ EQUITY:
Common stock, value	8	8
Class B common stock, $0.0001 par value; authorized 400,000 shares; 5,789 shares issued and outstanding at December 31, 2025 and 2024
SHAREHOLDERS’ EQUITY:
Common stock, value	$ 1	$ 1